PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment and Useful Lives
Depreciation begins when an asset is placed into service on a straight-line basis over the estimated useful lives as follows:

IT equipment	1 – 3 years
General plant and equipment	5 – 8 years
Vehicles	5 years
Office furniture and equipment	5 – 8 years
Leasehold improvements	lesser of useful life or term of lease
MedCenter equipment	8 years
The following tables present property, plant and equipment balances (in thousands):

	Estimated useful lives	December 31,	December 31,
		2022	2021
Property, plant and equipment:
MedCenter equipment	8 years	$1,357	$1,689
IT equipment	1 - 3 years	1,908	1,895
Leasehold improvements	lesser of useful life or term of lease	316	316
General plant and equipment	5 - 8 years	373	372
Office furniture and equipment	5 - 8 years	217	268
Vehicles	5 years	36	36
Construction-in-process		5	9
Total historical cost		4,212	4,585
Accumulated depreciation		(3,774)	(3,700)
Total property, plant and equipment, net		$438	$885